Note 11 - Long-term Debt - Financing Costs Included in Loan Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance, at beginning of the period	$ 22,913	$ 25,716
Additions	4,075	7,347
Amortization and write-off	(8,125)	(10,255)
Transfers and other movements		105
Balance, at end of the period	18,863	$ 22,913
Less: Current portion of financing costs	(5,113)
Financing costs, non-current portion	$ 13,750